Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities
13.

Accounts payable and accrued liabilities
2023 2022
Trade payables $ 388,902 $ 249,962
Non-trade payables 108,856 65,182
Payables due to related parties [note 25] 79,792 59,570
Total $ 577,550 $ 374,714
The Company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 27.